Note 26 - Trade Payables	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
26.	TRADE PAYABLES

	2020	2019

Trade payables (I)	235.3	309.5
Non-current	655.8	309.5

Trade payables (I)	18,182.1	14,178.9
Related parties (Note 32)	1,157.1	890.7
Current	19,339.2	15,069.6

Total	19,995.0	15,379.1

(i) The nominal contractual amounts, including interest, amount to
R$21,071
at
December 31, 2020 (
R$16,905.8
at
December 31, 2019).